Note 21 - Financial Information of Colony Bankcorp, Inc. (Parent Only) (Details) - Balance Sheets, Parent Company (Details) (Parentheticals) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Preferred Stock, Par Value (in dollars per share)	$ 1,000	$ 1,000
Preferred Stock, Shares Authorized (in shares)	10,000,000	10,000,000
Preferred Stock, Shares Issued (in shares)	9,360	18,021
Preferred Stock, Shares Outstanding (in shares)	9,360	18,021
Common Stock, Par Value (in dollars per share)	$ 1	$ 1
Common Stock, Shares Authorized (in shares)	20,000,000	20,000,000
Common Stock, Shares Issued (in shares)	8,439,258	8,439,258
Common Stock, Shares Outstanding (in shares)	8,439,258	8,439,258
Parent Company [Member]
Preferred Stock, Par Value (in dollars per share)	$ 1,000	$ 1,000
Preferred Stock, Shares Authorized (in shares)	10,000,000	10,000,000
Preferred Stock, Shares Issued (in shares)	9,360	18,021
Preferred Stock, Shares Outstanding (in shares)	9,360	18,021
Common Stock, Par Value (in dollars per share)	$ 1	$ 1
Common Stock, Shares Authorized (in shares)	20,000,000	20,000,000
Common Stock, Shares Issued (in shares)	8,439,258	8,439,258
Common Stock, Shares Outstanding (in shares)	8,439,258	8,439,258